FAIR VALUE DISCLOSURES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance Sheet Grouping, Financial Statement Captions
Loan Receivable, Face Value	$ 21,000	$ 0
Carrying Amount
Balance Sheet Grouping, Financial Statement Captions
Loans Receivable, Fair Value Disclosure	21,193	0
Fair Value
Balance Sheet Grouping, Financial Statement Captions
Loans Receivable, Fair Value Disclosure	21,000	0
Senior Notes
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities, Face Amount	225,000	225,000	[1]	225,000	[1]
Senior Notes | Carrying Amount
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	225,000	225,000	[2]	225,000	[2]
Senior Notes | Fair Value
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	241,875	227,813		232,313
Mortgage indebtedness
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities, Face Amount	157,380	157,898	[1]	160,925	[1]
Mortgage indebtedness | Carrying Amount
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	157,872	158,398	[2]	161,440	[2]
Mortgage indebtedness | Fair Value
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	173,548	172,829		175,772
Secured Revolving Credit Facility
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities, Face Amount	42,500	0
Secured Revolving Credit Facility | Carrying Amount
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	42,500	0
Secured Revolving Credit Facility | Fair Value
Balance Sheet Grouping, Financial Statement Captions
Financial liabilities	$ 42,500	$ 0

[1]	Face value represents amounts contractually due under the terms of the respective agreements.
[2]	Carrying amounts represent the book value of financial instruments and include unamortized premiums (discounts).